UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2011

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kelly A. Wellborn
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Kelly A. Wellborn Wilmington, Delaware August 12, 2011
Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 46
Form 13 F Information Table Value Total: 203,753

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      739     7790 SH       SOLE                     7790
AT&T Corp New                  COM              00206r102     1666    53040 SH       SOLE                    53040
Abbott Laboratories            COM              002824100     5597   106375 SH       SOLE                   106375
Agilent Technologies Inc       COM              00846U101     6724   131560 SH       SOLE                   131560
Agnico-Eagle Mines LTD         COM              008474108     7499   118790 SH       SOLE                   118790
Alliant Energy Corp            COM              018802108     2095    51520 SH       SOLE                    51520
Barrick Gold Corp              COM              067901108     3842    84840 SH       SOLE                    84840
Berkshire Hathaway Inc - Class COM              084670702      430     5550 SH       SOLE                     5550
Berkshire Hathaway Inc-CL A    COM              084670108      232        2 SH       SOLE                        2
Bristol-Myers Squibb Co        COM              110122108     9590   331129 SH       SOLE                   331129
CONSOL Energy Inc              COM              20854P109     7121   146875 SH       SOLE                   146875
CVS/Caremark Corp              COM              126650100     5931   157820 SH       SOLE                   157820
Central Fund Canada CL A       COM              153501101     7592   372715 SH       SOLE                   372715
Central Gold Trust             COM              153546106     8028   141760 SH       SOLE                   141760
Chubb Corporation              COM              171232101      277     4424 SH       SOLE                     4424
Cisco Systems Inc              COM              17275R102     2718   174103 SH       SOLE                   174103
Coca-Cola Co                   COM              191216100      586     8705 SH       SOLE                     8705
ConocoPhillips                 COM              20825C104     1947    25901 SH       SOLE                    25901
DuPont E I de Nemours & Co     COM              263534109     3007    55639 SH       SOLE                    55639
Emerson Electric Co            COM              291011104      403     7169 SH       SOLE                     7169
Exelon Corporation             COM              30161N101     5741   134020 SH       SOLE                   134020
Exxon Mobil Corporation        COM              30231G102     1546    19002 SH       SOLE                    19002
Frontier Communications Corp   COM              35906A108     5176   641408 SH       SOLE                   641408
General Electric Co            COM              369604103     3329   176523 SH       SOLE                   176523
Helmerich & Payne              COM              423452101     7106   107465 SH       SOLE                   107465
Hewlett Packard Co             COM              428236103    24783   680847 SH       SOLE                   680847
Intel Corp                     COM              458140100     5236   236300 SH       SOLE                   236300
International Business Machine COM              459200101     9277    54079 SH       SOLE                    54079
Johnson & Johnson              COM              478160104      822    12356 SH       SOLE                    12356
Lilly Eli & Co                 COM              532457108     3990   106320 SH       SOLE                   106320
Merck & Co. Inc                COM              58933Y105      510    14455 SH       SOLE                    14455
NSTAR                          COM              67019E107     4786   104080 SH       SOLE                   104080
National Penn Bancshares Inc   COM              637138108      168    21233 SH       SOLE                    21233
Penn West Petroleum LTD        COM              707887105     6696   290100 SH       SOLE                   290100
Pitney-Bowes                   COM              724479100     4668   203065 SH       SOLE                   203065
PolyMedix Inc                  COM              73174C100        8    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109     1022    16079 SH       SOLE                    16079
SAIC, Inc                      COM              78390X101     3943   234425 SH       SOLE                   234425
Southern Co                    COM              842587107     5336   132140 SH       SOLE                   132140
TECO Energy Inc                COM              872375100     6151   325620 SH       SOLE                   325620
Union Pacific Corp             COM              907818108      395     3780 SH       SOLE                     3780
Verizon Communications         COM              92343V104     8998   241689 SH       SOLE                   241689
Wal-Mart Stores Inc            COM              931142103      521     9805 SH       SOLE                     9805
Windstream Corporation         COM              97381W104     9729   750675 SH       SOLE                   750675
Xcel Energy Inc                COM              98389B100     7362   302960 SH       SOLE                   302960
Vanguard Utilities ETF                          92204a876      429 5964.0000SH       SOLE                5964.0000